Concentrations of Risks (Details Narrative) (10-K)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Accounts Payable [Member]
Concentrations of risk percentage		41.00%		26.00%
One Customer [Member]
Concentrations of risk percentage		100.00%	100.00%	99.00%	100.00%
One Customer [Member] | Accounts Receivable [Member]
Concentrations of risk percentage	100.00%	100.00%		100.00%
Two Vendor [Member]
Concentrations of risk percentage		59.00%		71.00%
One Vendor [Member]
Concentrations of risk percentage					100.00%
One Vendor [Member] | Accounts Payable [Member]
Concentrations of risk percentage		100.00%	89.00%	100.00%